UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices)           (Zip code)
Randall W. Merk
Schwab Annuity Portfolios
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2009 – March 31, 2009

Item 1. Schedule of Investments.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

Schwab Annuity Portfolios
Schwab Money Market PortfolioTM
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

86.0%	Federal Agency Securities	216,671	216,671
17.2%	Other Investment	43,412	43,412
103.2%	Total Investments	260,083	260,083
(3.2)%	Other Assets and Liabilities, Net		(8,179)
100.0%	Net Assets		251,904

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Federal Agency Securities 86.0% of net assets

Fixed-Rate Discount Notes 85.2%
Fannie Mae
0.23%, 04/01/09	1,500	1,500
0.35%, 04/15/09	1,300	1,300
0.35%, 04/22/09	2,371	2,371
1.41%, 04/29/09	1,429	1,427
0.31%, 05/01/09	8,058	8,056
0.40%, 05/12/09	1,353	1,352
0.40%, 05/15/09	3,000	2,999
0.45%, 05/20/09	5,834	5,830
0.40%, 05/21/09	2,000	1,999
0.80%, 06/01/09	2,095	2,092
0.45%, 06/03/09	1,700	1,699
0.40%, 06/04/09	1,500	1,499
0.48%, 06/10/09	3,500	3,497
0.46%, 06/15/09	1,200	1,199
0.42%, 06/17/09	2,000	1,998
0.53%, 06/29/09	1,292	1,290
0.50%, 07/01/09	1,319	1,317
0.57%, 07/08/09	3,750	3,744
0.56%, 07/27/09	3,000	2,995
0.35%, 08/05/09	2,915	2,911
0.58%, 08/07/09	2,540	2,535
0.50%, 08/14/09	2,340	2,336
0.60%, 09/04/09	5,000	4,987
0.68%, 10/01/09	2,000	1,993
Federal Farm Credit Bank
0.25%, 04/02/09	1,000	1,000
2.53%, 04/06/09	1,024	1,024
0.19%, 05/18/09	2,267	2,266
0.40%, 06/15/09	6,500	6,495
1.41%, 06/19/09	1,570	1,565
0.47%, 10/07/09	1,000	998
Federal Home Loan Bank
0.19%, 04/01/09	2,400	2,400
0.34%, 04/06/09	1,000	1,000
0.75%, 04/13/09	1,374	1,374
0.35%, 04/16/09	1,573	1,573
0.32%, 04/20/09	1,103	1,103
0.34%, 04/28/09	1,969	1,969
0.26%, 05/07/09	2,000	1,999
0.30%, 05/13/09	1,000	1,000
0.41%, 05/15/09	5,000	4,998
0.36%, 05/18/09	2,000	1,999
0.44%, 05/18/09	1,000	999
0.33%, 06/02/09	3,208	3,206
0.30%, 06/04/09	1,500	1,499
0.49%, 06/25/09	3,705	3,701
0.51%, 06/26/09	1,000	999
0.51%, 06/30/09	1,000	999
0.57%, 07/08/09	2,880	2,876
0.50%, 07/14/09	1,275	1,273
0.50%, 07/22/09	2,000	1,997
0.56%, 07/22/09	1,600	1,597
0.60%, 08/14/09	2,000	1,996
0.51%, 08/18/09	1,745	1,742
0.56%, 08/20/09	1,750	1,746
0.62%, 09/01/09	1,000	997
0.65%, 09/01/09	1,000	997
0.68%, 09/01/09	2,000	1,994
0.60%, 09/04/09	1,000	997
0.60%, 09/09/09	1,000	997
0.82%, 12/01/09	2,127	2,115
Freddie Mac
0.90%, 04/01/09	4,838	4,838
0.35%, 04/07/09	1,100	1,100
0.90%, 04/07/09	1,899	1,899
0.50%, 04/14/09	4,889	4,888
0.25%, 04/17/09	1,990	1,990
0.35%, 04/20/09	5,000	4,999
0.40%, 04/27/09	6,000	5,998
0.41%, 05/04/09	1,400	1,399
0.29%, 05/06/09	1,000	1,000
0.30%, 05/11/09	5,700	5,698
0.40%, 05/13/09	1,500	1,499
0.40%, 05/20/09	1,500	1,499
0.45%, 05/20/09	5,000	4,997
0.55%, 07/27/09	2,000	1,996
0.60%, 08/03/09	1,000	998
0.57%, 08/17/09	1,120	1,118
0.60%, 09/14/09	6,000	5,983
0.70%, 09/14/09	2,000	1,994
Tennessee Valley Authority
0.14%, 04/09/09	20,000	19,999
0.16%, 04/09/09	2,369	2,369
0.23%, 06/11/09	10,000	9,995

		214,672

1

Schwab Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Variable-Rate Coupon Note 0.8%
Freddie Mac
1.19%, 06/24/09	2,000	1,999

Total Federal Agency Securities (Cost $216,671)		216,671

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Other Investment 17.2% of net assets
Repurchase Agreement 17.2%
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $44,282. 0.15%, issued 03/31/09, due 04/01/09	43,412	43,412

Total Other Investment (Cost $43,412)		43,412

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/09, the tax basis cost of the fund’s investments was $260,083.

2

Schwab Money Market Portfolio
Portfolio Holdings (Unaudited) continued
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through September 18, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	260,083
Level 3 - Significant Unobservable Inputs	—

Total	$260,083

REG47713MAR09

3

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio IITM
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

13.4%	Common Stock	3,109	3,490
86.0%	Other Investment Companies	30,876	22,403
0.7%	Short-Term Investment	178	178
100.1%	Total Investments	34,163	26,071
(0.1)%	Other Assets and Liabilities, Net		(16)
100.0%	Net Assets		26,055

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 13.4% of net assets
Automobiles & Components 0.0%
Ford Motor Co. *	883	2
General Motors Corp.	267	1
Harley-Davidson, Inc.	128	1
Johnson Controls, Inc.	273	3
The Goodyear Tire & Rubber Co. *	84	1

		8
Banks 0.3%
BB&T Corp.	253	4
Comerica, Inc.	78	1
Fifth Third Bancorp	262	1
First Horizon National Corp.	64	1
Hudson City Bancorp, Inc.	200	2
Huntington Bancshares, Inc.	118	—
KeyCorp	191	2
M&T Bank Corp.	37	2
Marshall & Ilsley Corp.	106	1
People’s United Financial, Inc.	200	4
PNC Financial Services Group, Inc.	148	4
Regions Financial Corp.	344	1
SunTrust Banks, Inc.	175	2
U.S. Bancorp	852	12
Wells Fargo & Co.	2,084	30
Zions Bancorp	50	1

		68
Capital Goods 1.0%
3M Co.	357	18
Caterpillar, Inc.	317	9
Cooper Industries Ltd., Class A	88	2
Cummins, Inc.	88	2
Danaher Corp.	112	6
Deere & Co.	226	7
Dover Corp.	97	3
Eaton Corp.	71	3
Emerson Electric Co.	388	11
Fastenal Co.	75	2
Flowserve Corp.	100	6
Fluor Corp.	84	3
General Dynamics Corp.	189	8
General Electric Co.	5,232	53
Goodrich Corp.	59	2
Honeywell International, Inc.	394	11
Illinois Tool Works, Inc.	196	6
Ingersoll-Rand Co., Ltd., Class A	173	2
ITT Corp.	88	3
Jacobs Engineering Group, Inc. *	100	4
L-3 Communications Holdings, Inc.	58	4
Lockheed Martin Corp.	169	12
Masco Corp.	196	1
Northrop Grumman Corp.	165	7
PACCAR, Inc.	181	5
Pall Corp.	60	1
Parker Hannifin Corp.	84	3
Precision Castparts Corp.	100	6
Raytheon Co.	212	8
Rockwell Automation, Inc.	83	2
Rockwell Collins, Inc.	82	3
Textron, Inc.	124	1
The Boeing Co.	378	13
The Manitowoc Co., Inc.	100	—
United Technologies Corp.	480	21
W.W. Grainger, Inc.	37	3

		251
Commercial & Professional Supplies 0.1%
Avery Dennison Corp.	53	1
Cintas	66	2
Equifax, Inc.	62	2
Iron Mountain, Inc. *	100	2
Monster Worldwide, Inc. *	60	—
Pitney Bowes, Inc.	108	3
R.R. Donnelley & Sons Co.	103	1
Republic Services, Inc.	201	3
Robert Half International, Inc.	82	1
Stericycle, Inc. *	60	3
The Dun & Bradstreet Corp.	50	4
Waste Management, Inc.	261	7

		29
Consumer Durables & Apparel 0.1%
Centex Corp.	59	1
Coach, Inc. *	181	3
D.R. Horton, Inc.	128	1
Eastman Kodak Co.	135	1

1

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Fortune Brands, Inc.	70	2
Harman International Industries, Inc.	32	—
Hasbro, Inc.	85	2
Jones Apparel Group, Inc.	55	—
KB HOME	37	1
Leggett & Platt, Inc.	87	1
Lennar Corp., Class A	64	1
Liz Claiborne, Inc.	50	—
Mattel, Inc.	183	2
Newell Rubbermaid, Inc.	129	1
NIKE, Inc., Class B	178	8
Polo Ralph Lauren Corp.	30	1
Pulte Homes, Inc.	102	1
Snap-on, Inc.	27	1
The Black & Decker Corp.	36	1
The Stanley Works	35	1
VF Corp.	42	2
Whirlpool Corp.	36	1

		32
Consumer Services 0.2%
Apollo Group, Inc., Class A *	67	5
Carnival Corp.	205	5
Darden Restaurants, Inc.	63	2
H&R Block, Inc.	156	3
International Game Technology	159	2
Marriott International, Inc., Class A	152	3
McDonald’s Corp.	594	32
Starbucks Corp. *	361	4
Starwood Hotels & Resorts Worldwide, Inc.	103	1
Wyndham Worldwide Corp.	95	—
Wynn Resorts Ltd. *	50	1
Yum! Brands, Inc.	260	7

		65
Diversified Financials 0.7%
American Capital Ltd.	100	—
American Express Co.	585	8
Ameriprise Financial, Inc.	118	2
Bank of America Corp.	2,621	18
Bank of New York Mellon Corp.	540	15
Capital One Financial Corp.	142	2
CIT Group, Inc.	95	—
Citigroup, Inc.	2,361	6
CME Group, Inc.	15	4
Discover Financial Services	254	2
E*TRADE Financial Corp. *	197	—
Federated Investors, Inc., Class B	40	1
Franklin Resources, Inc.	72	4
IntercontinentalExchange, Inc. *	35	3
Invesco Ltd.	153	2
Janus Capital Group, Inc.	102	1
JPMorgan Chase & Co.	1,849	49
Legg Mason, Inc.	59	1
Leucadia National Corp. *	100	1
Moody’s Corp.	116	3
Morgan Stanley	508	11
Northern Trust Corp.	87	5
NYSE Euronext	100	2
SLM Corp. *	197	1
State Street Corp.	157	5
T. Rowe Price Group, Inc.	126	4
The Charles Schwab Corp. (a)	488	7
The Goldman Sachs Group, Inc.	206	22
The Nasdaq OMX Group, Inc. *	150	3

		182
Energy 1.8%
Anadarko Petroleum Corp.	220	9
Apache Corp.	156	10
Baker Hughes, Inc.	161	5
BJ Services Co.	154	1
Cabot Oil & Gas Corp.	40	1
Cameron International Corp. *	100	2
Chesapeake Energy Corp.	176	3
Chevron Corp.	1,053	71
ConocoPhillips	780	31
CONSOL Energy, Inc.	100	2
Devon Energy Corp.	210	9
Diamond Offshore Drilling, Inc.	30	2
El Paso Corp.	311	2
ENSCO International, Inc.	70	2
EOG Resources, Inc.	114	6
Exxon Mobil Corp.	2,719	185
Halliburton Co.	488	8
Hess Corp.	111	6
Marathon Oil Corp.	346	9
Massey Energy Co.	20	—
Murphy Oil Corp.	79	4
Nabors Industries Ltd. *	149	1
National-Oilwell Varco, Inc. *	164	5
Noble Energy	100	5
Occidental Petroleum Corp.	406	23
Peabody Energy Corp.	100	2
Pioneer Natural Resources Co.	100	2
Range Resources Corp.	100	4
Rowan Cos., Inc.	52	1
Schlumberger Ltd.	559	23
Smith International, Inc.	100	2
Southwestern Energy Co. *	160	5
Spectra Energy Corp.	293	4
Sunoco, Inc.	64	2
Tesoro Corp.	100	1
The Williams Cos., Inc.	282	3
Valero Energy Corp.	294	5
XTO Energy, Inc.	213	6

		462
Food & Staples Retailing 0.5%
Costco Wholesale Corp.	223	10
CVS Caremark Corp.	740	20
Safeway, Inc.	212	4
SUPERVALU, INC.	96	1

2

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Sysco Corp.	294	7
The Kroger Co.	344	7
Wal-Mart Stores, Inc.	1,182	62
Walgreen Co.	478	13
Whole Foods Market, Inc.	66	1

		125
Food, Beverage & Tobacco 0.8%
Altria Group, Inc.	987	16
Archer-Daniels-Midland Co.	309	9
Brown-Forman Corp., Class B	50	2
Campbell Soup Co.	88	2
Coca-Cola Enterprises, Inc.	144	2
ConAgra Foods, Inc.	245	4
Constellation Brands, Inc., Class A *	94	1
Dean Foods Co. *	65	1
Dr. Pepper Snapple Group, Inc. *	100	2
General Mills, Inc.	168	8
H.J. Heinz Co.	158	5
Hormel Foods Corp.	50	2
Kellogg Co.	118	4
Kraft Foods, Inc., Class A	683	15
Lorillard, Inc.	74	5
McCormick & Co., Inc.	63	2
Molson Coors Brewing Co., Class B	50	2
PepsiCo, Inc.	783	40
Philip Morris International, Inc.	987	35
Reynolds American, Inc.	80	3
Sara Lee Corp.	359	3
The Coca-Cola Co.	974	43
The Hershey Co.	84	3
The J.M. Smucker Co.	126	5
The Pepsi Bottling Group, Inc.	63	1
Tyson Foods, Inc., Class A	99	1

		216
Health Care Equipment & Services 0.6%
Aetna, Inc.	268	7
AmerisourceBergen Corp.	98	3
Baxter International, Inc.	306	16
Becton, Dickinson & Co.	118	8
Boston Scientific Corp. *	545	4
C.R. Bard, Inc.	50	4
Cardinal Health, Inc.	199	6
CIGNA Corp.	174	3
Coventry Health Care, Inc. *	75	1
Covidien Ltd.	238	8
DENTSPLY International, Inc.	100	3
Express Scripts, Inc. *	140	6
Hospira, Inc. *	77	2
Humana, Inc. *	78	2
IMS Health, Inc.	95	1
Intuitive Surgical, Inc. *	20	2
Laboratory Corp. of America Holdings *	60	4
McKesson Corp.	144	5
Medco Health Solutions, Inc. *	290	12
Medtronic, Inc.	571	17
Patterson Cos., Inc. *	66	1
Quest Diagnostics, Inc.	76	4
St. Jude Medical, Inc. *	173	6
Stryker Corp.	139	5
Tenet Healthcare Corp. *	223	—
UnitedHealth Group, Inc.	641	13
Varian Medical Systems, Inc. *	60	2
WellPoint, Inc. *	312	12
Zimmer Holdings, Inc. *	118	4

		161
Household & Personal Products 0.4%
Avon Products, Inc.	214	4
Colgate-Palmolive Co.	243	14
Kimberly-Clark Corp.	219	10
The Clorox Co.	72	4
The Estee Lauder Cos., Inc., Class A	57	2
The Procter & Gamble Co.	1,483	70

		104
Insurance 0.3%
Aflac, Inc.	235	5
American International Group, Inc.	1,228	1
Aon Corp.	153	6
Assurant, Inc.	80	2
Cincinnati Financial Corp.	83	2
Genworth Financial, Inc., Class A	179	—
Lincoln National Corp.	134	1
Loews Corp.	89	2
Marsh & McLennan Cos., Inc.	258	5
MBIA, Inc. *	64	—
MetLife, Inc.	358	8
Principal Financial Group, Inc.	132	1
Prudential Financial, Inc.	234	5
The Allstate Corp.	305	6
The Chubb Corp.	190	8
The Hartford Financial Services Group, Inc.	144	1
The Progressive Corp. *	376	5
The Travelers Cos., Inc.	329	13
Torchmark Corp.	50	1
Unum Group	142	2
XL Capital Ltd., Class A	83	1

		75
Materials 0.4%
Air Products & Chemicals, Inc.	106	6
AK Steel Holding Corp.	75	1
Alcoa, Inc.	412	3
Allegheny Technologies, Inc.	40	1
Ashland, Inc.	39	—
Ball Corp.	50	2
Bemis Co., Inc.	50	1

3

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
CF Industries Holdings, Inc.	25	2
E.I. du Pont de Nemours & Co.	435	10
Eastman Chemical Co.	39	1
Ecolab, Inc.	87	3
Freeport-McMoRan Copper & Gold, Inc.	152	6
International Flavors & Fragrances, Inc.	38	1
International Paper Co.	234	2
MeadWestvaco Corp.	86	1
Monsanto Co.	254	21
Newmont Mining Corp.	211	10
Nucor Corp.	146	6
Owens-Illinois, Inc. *	100	1
Pactiv Corp. *	68	1
PPG Industries, Inc.	79	3
Praxair, Inc.	152	10
Rohm & Haas Co.	69	5
Sealed Air Corp.	78	1
Sigma-Aldrich Corp.	78	3
The Dow Chemical Co.	457	4
Titanium Metals Corp.	50	—
United States Steel Corp.	52	1
Vulcan Materials Co.	48	2
Weyerhaeuser Co.	116	3

		111
Media 0.3%
CBS Corp., Class B	396	2
Comcast Corp., Class A	1,516	21
Gannett Co., Inc.	112	—
Meredith Corp.	20	—
News Corp., Class A	1,135	7
Omnicom Group, Inc.	168	4
Scripps Networks Interactive, Class A	41	1
The DIRECTV Group, Inc. *	300	7
The Interpublic Group of Cos., Inc. *	204	1
The McGraw-Hill Cos., Inc.	173	4
The New York Times Co., Class A	74	—
The Walt Disney Co.	911	17
The Washington Post Co., Class B	2	1
Time Warner Cable, Inc.	161	4
Time Warner, Inc.	643	12
Viacom, Inc., Class B *	365	6

		87
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Abbott Laboratories	729	35
Allergan, Inc.	142	7
Amgen, Inc. *	552	27
Biogen Idec, Inc. *	162	9
Bristol-Myers Squibb Co.	926	20
Celgene Corp. *	100	5
Cephalon, Inc. *	70	5
Eli Lilly & Co.	534	18
Forest Laboratories, Inc. *	155	3
Genzyme Corp. *	122	7
Gilead Sciences, Inc. *	436	20
Johnson & Johnson	1,408	74
King Pharmaceuticals, Inc. *	115	1
Life Technologies Corp. *	38	1
Merck & Co., Inc.	1,034	28
Millipore Corp. *	25	1
Mylan, Inc. *	104	1
PerkinElmer, Inc.	62	1
Pfizer, Inc.	3,481	47
Schering-Plough Corp.	701	17
Teva Pharmaceutical Industries Ltd. ADR	31	1
Thermo Fisher Scientific, Inc. *	195	7
Waters Corp. *	49	2
Watson Pharmaceuticals, Inc. *	49	2
Wyeth	635	27

		366
Real Estate 0.1%
Apartment Investment & Management Co., Class A	65	—
AvalonBay Communities, Inc.	31	1
Boston Properties, Inc.	43	2
CB Richard Ellis Group, Inc., Class A *	80	—
Developers Diversified Realty Corp.	50	—
Equity Residential	138	3
General Growth Properties, Inc.	100	—
HCP, Inc.	100	2
Health Care REIT, Inc.	100	3
Host Hotels & Resorts, Inc.	200	1
Kimco Realty Corp.	101	1
Plum Creek Timber Co., Inc.	88	3
ProLogis	116	1
Public Storage	40	2
Simon Property Group, Inc.	88	3
Ventas, Inc.	100	2
Vornado Realty Trust	58	2

		26
Retailing 0.5%
Abercrombie & Fitch Co., Class A	50	1
Amazon.com, Inc. *	146	11
AutoNation, Inc. *	70	1
AutoZone, Inc. *	27	4
Bed Bath & Beyond, Inc. *	132	3
Best Buy Co., Inc.	192	7
Big Lots, Inc. *	88	2
Dillard’s, Inc., Class A	30	—
Expedia, Inc. *	100	1
Family Dollar Stores, Inc.	74	3
GameStop Corp., Class A *	100	3
Genuine Parts Co.	81	2
J.C. Penney Co., Inc.	109	2
Kohl’s Corp. *	164	7

4

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Limited Brands, Inc.	165	1
Lowe’s Cos., Inc.	738	14
Macy’s, Inc.	256	2
Nordstrom, Inc.	103	2
O’Reilly Automotive, Inc. *	100	4
Office Depot, Inc. *	139	—
RadioShack Corp.	11	—
Sears Holdings Corp. *	48	2
Staples, Inc.	344	6
Target Corp.	417	14
The Gap, Inc.	271	4
The Home Depot, Inc.	899	21
The Sherwin-Williams Co.	53	3
The TJX Cos., Inc.	217	6
Tiffany & Co.	68	1

		127
Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	228	1
Altera Corp.	171	3
Analog Devices, Inc.	174	3
Applied Materials, Inc.	750	8
Broadcom Corp., Class A *	208	4
Intel Corp.	2,783	42
KLA-Tencor Corp.	95	2
Linear Technology Corp.	144	3
LSI Corp. *	186	1
MEMC Electronic Materials, Inc. *	100	2
Microchip Technology, Inc.	100	2
Micron Technology, Inc. *	319	1
National Semiconductor Corp.	159	2
Novellus Systems, Inc. *	64	1
NVIDIA Corp. *	241	2
Teradyne, Inc. *	94	—
Texas Instruments, Inc.	757	13
Xilinx, Inc.	164	3

		93
Software & Services 0.9%
Adobe Systems, Inc. *	283	6
Affiliated Computer Services, Inc., Class A *	55	3
Akamai Technologies, Inc. *	100	2
Autodesk, Inc. *	110	2
Automatic Data Processing, Inc.	274	10
BMC Software, Inc. *	101	3
CA, Inc.	215	4
Citrix Systems, Inc. *	85	2
Cognizant Technology Solutions Corp., Class A *	120	3
Computer Sciences Corp. *	89	3
Compuware Corp. *	182	1
Convergys Corp. *	67	1
eBay, Inc. *	545	7
Electronic Arts, Inc. *	143	3
Fidelity National Information Services, Inc.	70	1
Fiserv, Inc. *	88	3
Google, Inc., Class A *	96	33
Intuit, Inc. *	166	4
MasterCard, Inc., Class A	40	7
McAfee, Inc. *	100	3
Microsoft Corp.	4,204	77
Novell, Inc. *	185	1
Oracle Corp. *	1,784	32
Paychex, Inc.	159	4
Salesforce.com, Inc. *	75	2
Symantec Corp. *	493	7
Total System Services, Inc.	100	1
VeriSign, Inc. *	116	2
Western Union Co.	362	5
Yahoo! Inc. *	598	8

		240
Technology Hardware & Equipment 1.2%
Agilent Technologies, Inc. *	202	3
Amphenol Corp., Class A	100	3
Apple, Inc. *	402	42
Ciena Corp. *	39	—
Cisco Systems, Inc. *	2,910	49
Corning, Inc.	731	10
Dell, Inc. *	1,113	11
EMC Corp. *	1,124	13
FLIR Systems, Inc. *	100	2
Harris Corp.	100	3
Hewlett-Packard Co.	1,338	43
International Business Machines Corp.	741	72
Jabil Circuit, Inc.	83	—
JDS Uniphase Corp. *	99	—
Juniper Networks, Inc. *	200	3
Lexmark International, Inc., Class A *	52	1
Molex, Inc.	68	1
Motorola, Inc.	1,182	5
NetApp, Inc. *	178	3
QLogic Corp. *	76	1
QUALCOMM, Inc.	783	30
SanDisk Corp. *	88	1
Sun Microsystems, Inc. *	409	3
Tellabs, Inc. *	214	1
Teradata Corp. *	87	1
Tyco Electronics Ltd.	238	3
Xerox Corp.	440	2

		306
Telecommunication Services 0.5%
American Tower Corp., Class A *	200	6
AT&T, Inc.	2,961	75
CenturyTel, Inc.	55	2
Embarq Corp.	70	3
Frontier Communications Corp.	156	1
Qwest Communications International, Inc.	735	2

5

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Sprint Nextel Corp. *	1,405	5
Verizon Communications, Inc.	1,384	42
Windstream Corp.	189	1

		137
Transportation 0.3%
Burlington Northern Santa Fe Corp.	176	11
C.H. Robinson Worldwide, Inc.	100	5
CSX Corp.	206	5
Expeditors International of Washington, Inc.	100	3
FedEx Corp.	143	6
Norfolk Southern Corp.	196	7
Ryder System, Inc.	29	1
Southwest Airlines Co.	336	2
Union Pacific Corp.	250	10
United Parcel Service, Inc., Class B	516	25

		75
Utilities 0.6%
Allegheny Energy, Inc.	78	2
Ameren Corp.	96	2
American Electric Power Co., Inc.	187	5
CenterPoint Energy, Inc.	147	2
CMS Energy Corp.	105	1
Consolidated Edison, Inc.	117	5
Constellation Energy Group, Inc.	85	2
Dominion Resources, Inc.	278	9
DTE Energy Co.	85	2
Duke Energy Corp.	586	8
Dynegy, Inc., Class A *	143	—
Edison International	155	5
Entergy Corp.	98	7
EQT Corp.	100	3
Exelon Corp.	315	14
FirstEnergy Corp.	157	6
FPL Group, Inc.	190	10
Integrys Energy Group, Inc.	15	—
Nicor, Inc.	32	1
NiSource, Inc.	130	1
Northeast Utilities	100	2
Pepco Holdings, Inc.	100	1
PG&E Corp.	163	6
Pinnacle West Capital Corp.	47	1
PPL Corp.	179	5
Progress Energy, Inc.	120	4
Public Service Enterprise Group, Inc.	236	7
Questar Corp.	80	2
SCANA Corp.	100	3
Sempra Energy	123	6
Southern Co.	350	11
TECO Energy, Inc.	99	1
The AES Corp. *	311	2
Wisconsin Energy Corp.	100	4
Xcel Energy, Inc.	192	4

		144

Total Common Stock (Cost $3,109)		3,490

Other Investment Companies 86.0% of net assets
Schwab Institutional Select S&P 500 Fund (a)	1,104,519	6,992
Schwab International Index Fund, Select Shares (a)	478,504	5,354
Schwab Small-Cap Index Fund, Select Shares (a)	499,525	5,295
Schwab Total Bond Market Fund (a)	420,292	3,678
Schwab Value Advantage Money Fund, Select Shares (a)	1,083,833	1,084

Total Other Investment Companies (Cost $30,876)		22,403

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 0.7% of net assets Commercial Paper & Other Corporate Obligations 0.7%
Citibank, London Time Deposit 0.08%, 04/01/09	178	178

Total Short-Term Investment (Cost $178)		178

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/09, the tax basis cost of the fund’s investments was $35,299 and the unrealized appreciation and depreciation were $8 and ($9,236), respectively, with a net unrealized depreciation of ($9,228).

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

6

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties
Level 1 - Quoted Prices	$25,893
Level 2 - Other Significant Observable Inputs	178
Level 3 - Significant Unobservable Inputs	0

Total	$26,071

REG47714MAR09

7

Schwab Annuity Portfolios
Schwab S&P 500 Index PortfolioTM
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.6%	Common Stock	104,186	91,034
1.1%	Short-Term Investments	1,007	1,007
99.7%	Total Investments	105,193	92,041
0.1%	Collateral Invested for Securities on Loan	48	48
0.2%	Other Assets and Liabilities, Net		191
100.0%	Net Assets		92,280

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 98.6% of net assets
Automobiles & Components 0.2%
Ford Motor Co. *	24,212	64
General Motors Corp.	6,277	12
Harley-Davidson, Inc.	3,256	43
Johnson Controls, Inc.	7,500	90
The Goodyear Tire & Rubber Co. *	2,500	16

		225
Banks 2.1%
BB&T Corp.	7,320	124
Comerica, Inc.	2,330	43
Fifth Third Bancorp	7,705	22
First Horizon National Corp.	2,792	30
Hudson City Bancorp, Inc.	6,900	81
Huntington Bancshares, Inc.	4,856	8
KeyCorp	6,600	52
M&T Bank Corp.	1,071	48
Marshall & Ilsley Corp.	3,438	19
People’s United Financial, Inc.	4,600	83
PNC Financial Services Group, Inc.	5,711	167
Regions Financial Corp.	9,227	39
SunTrust Banks, Inc.	4,800	56
U.S. Bancorp	23,199	339
Wells Fargo & Co.	56,358	803
Zions Bancorp	1,508	15

		1,929
Capital Goods 6.8%
3M Co.	9,060	450
Caterpillar, Inc.	7,980	223
Cooper Industries Ltd., Class A	2,600	67
Cummins, Inc.	2,400	61
Danaher Corp.	3,126	169
Deere & Co.	5,800	191
Dover Corp.	2,800	74
Eaton Corp.	1,740	64
Emerson Electric Co.	10,160	290
Fastenal Co.	1,276	41
Flowserve Corp.	800	45
Fluor Corp.	2,200	76
General Dynamics Corp.	5,110	213
General Electric Co.	137,198	1,387
Goodrich Corp.	1,660	63
Honeywell International, Inc.	9,637	268
Illinois Tool Works, Inc.	5,344	165
Ingersoll-Rand Co., Ltd., Class A	4,472	62
ITT Corp.	2,480	95
Jacobs Engineering Group, Inc. *	1,500	58
L-3 Communications Holdings, Inc.	1,500	102
Lockheed Martin Corp.	4,370	302
Masco Corp.	5,010	35
Northrop Grumman Corp.	4,354	190
PACCAR, Inc.	4,194	108
Pall Corp.	1,400	29
Parker Hannifin Corp.	2,235	76
Precision Castparts Corp.	1,700	102
Raytheon Co.	5,410	211
Rockwell Automation, Inc.	2,050	45
Rockwell Collins, Inc.	2,200	72
Textron, Inc.	3,400	19
The Boeing Co.	9,696	345
The Manitowoc Co., Inc.	1,500	5
United Technologies Corp.	12,500	537
W.W. Grainger, Inc.	800	56

		6,296
Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	1,100	24
Cintas	1,157	29
Equifax, Inc.	2,000	49
Iron Mountain, Inc. *	2,400	53
Monster Worldwide, Inc. *	1,704	14
Pitney Bowes, Inc.	2,800	65
R.R. Donnelley & Sons Co.	2,960	22
Republic Services, Inc.	4,236	73
Robert Half International, Inc.	1,550	28
Stericycle, Inc. *	1,100	52
The Dun & Bradstreet Corp.	700	54
Waste Management, Inc.	6,757	173

		636
Consumer Durables & Apparel 0.9%
Centex Corp.	1,400	11
Coach, Inc. *	4,600	77
D.R. Horton, Inc.	2,500	24
Eastman Kodak Co.	3,155	12
Fortune Brands, Inc.	1,607	39

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Harman International Industries, Inc.	800	11
Hasbro, Inc.	1,985	50
Jones Apparel Group, Inc.	1,500	6
KB HOME	960	13
Leggett & Platt, Inc.	2,300	30
Lennar Corp., Class A	1,600	12
Liz Claiborne, Inc.	997	2
Mattel, Inc.	5,300	61
Newell Rubbermaid, Inc.	3,924	25
NIKE, Inc., Class B	4,920	231
Polo Ralph Lauren Corp.	900	38
Pulte Homes, Inc.	2,000	22
Snap-on, Inc.	800	20
The Black & Decker Corp.	1,010	32
The Stanley Works	391	11
VF Corp.	1,110	63
Whirlpool Corp.	1,033	31

		821
Consumer Services 1.7%
Apollo Group, Inc., Class A *	1,327	104
Carnival Corp.	5,222	113
Darden Restaurants, Inc.	1,590	54
H&R Block, Inc.	4,200	76
International Game Technology	4,200	39
Marriott International, Inc., Class A	4,312	70
McDonald’s Corp.	14,700	802
Starbucks Corp. *	9,520	106
Starwood Hotels & Resorts Worldwide, Inc.	2,900	37
Wyndham Worldwide Corp.	2,280	10
Wynn Resorts Ltd. *	800	16
Yum! Brands, Inc.	6,800	187

		1,614
Diversified Financials 5.6%
American Capital Ltd.	1,200	2
American Express Co.	15,870	216
Ameriprise Financial, Inc.	3,278	67
Bank of America Corp.	85,067	580
Bank of New York Mellon Corp.	15,077	426
Capital One Financial Corp.	5,180	63
CIT Group, Inc.	2,400	7
Citigroup, Inc. (c)	70,682	179
CME Group, Inc.	860	212
Discover Financial Services	6,890	43
E*TRADE Financial Corp. *	5,160	7
Federated Investors, Inc., Class B	1,100	25
Franklin Resources, Inc.	2,100	113
IntercontinentalExchange, Inc. *	900	67
Invesco Ltd.	3,900	54
Janus Capital Group, Inc.	1,941	13
JPMorgan Chase & Co.	50,701	1,348
Legg Mason, Inc.	1,500	24
Leucadia National Corp. *	2,000	30
Moody’s Corp.	2,680	61
Morgan Stanley	13,780	314
Northern Trust Corp.	2,770	166
NYSE Euronext	3,000	54
SLM Corp. *	5,200	26
State Street Corp.	5,100	157
T. Rowe Price Group, Inc.	3,400	98
The Charles Schwab Corp. (a)	12,506	194
The Goldman Sachs Group, Inc.	5,737	608
The NASDAQ OMX Group, Inc. *	1,800	35

		5,189
Energy 12.9%
Anadarko Petroleum Corp.	6,094	237
Apache Corp.	4,408	282
Baker Hughes, Inc.	4,100	117
BJ Services Co.	3,800	38
Cabot Oil & Gas Corp.	1,300	31
Cameron International Corp. *	2,800	61
Chesapeake Energy Corp.	6,300	107
Chevron Corp.	26,816	1,803
ConocoPhillips	20,652	809
CONSOL Energy, Inc.	2,300	58
Devon Energy Corp.	5,663	253
Diamond Offshore Drilling, Inc.	600	38
El Paso Corp.	9,041	56
ENSCO International, Inc.	1,900	50
EOG Resources, Inc.	3,214	176
Exxon Mobil Corp.	67,018	4,564
Halliburton Co.	11,820	183
Hess Corp.	3,410	185
Marathon Oil Corp.	9,264	244
Massey Energy Co.	1,000	10
Murphy Oil Corp.	2,332	104
Nabors Industries Ltd. *	4,000	40
National-Oilwell Varco, Inc. *	4,586	132
Noble Energy	2,000	108
Occidental Petroleum Corp.	11,000	612
Peabody Energy Corp.	3,300	83
Pioneer Natural Resources Co.	1,600	26
Range Resources Corp.	1,700	70
Rowan Cos., Inc.	1,200	14
Schlumberger Ltd.	15,340	623
Smith International, Inc.	2,500	54
Southwestern Energy Co. *	4,400	131
Spectra Energy Corp.	7,781	110
Sunoco, Inc.	1,240	33
Tesoro Corp.	1,800	24
The Williams Cos., Inc.	7,600	86
Valero Energy Corp.	6,960	125
XTO Energy, Inc.	6,986	214

		11,891
Food & Staples Retailing 3.5%
Costco Wholesale Corp.	5,600	259
CVS Caremark Corp.	18,885	519
Safeway, Inc.	5,840	118
SUPERVALU, INC.	2,435	35
Sysco Corp.	7,700	176
The Kroger Co.	8,740	185
Wal-Mart Stores, Inc.	29,380	1,531

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Walgreen Co.	12,975	337
Whole Foods Market, Inc.	1,800	30

		3,190
Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	26,864	430
Archer-Daniels-Midland Co.	8,400	233
Brown-Forman Corp., Class B	880	34
Campbell Soup Co.	2,300	63
Coca-Cola Enterprises, Inc.	4,000	53
ConAgra Foods, Inc.	6,170	104
Constellation Brands, Inc., Class A *	2,300	27
Dean Foods Co. *	1,700	31
Dr. Pepper Snapple Group, Inc. *	3,000	51
General Mills, Inc.	4,579	228
H.J. Heinz Co.	4,270	141
Hormel Foods Corp.	900	29
Kellogg Co.	3,400	125
Kraft Foods, Inc., Class A	19,590	437
Lorillard, Inc.	2,136	132
McCormick & Co., Inc.	1,700	50
Molson Coors Brewing Co., Class B	1,678	57
PepsiCo, Inc.	20,490	1,055
Philip Morris International, Inc.	26,504	943
Reynolds American, Inc.	2,156	77
Sara Lee Corp.	10,600	86
The Coca-Cola Co.	26,002	1,143
The Hershey Co.	2,244	78
The J.M. Smucker Co.	1,746	65
The Pepsi Bottling Group, Inc.	1,902	42
Tyson Foods, Inc., Class A	1,186	11

		5,725
Health Care Equipment & Services 4.4%
Aetna, Inc.	6,180	150
AmerisourceBergen Corp.	2,180	71
Baxter International, Inc.	8,210	421
Becton, Dickinson & Co.	3,300	222
Boston Scientific Corp. *	16,590	132
C.R. Bard, Inc.	1,320	105
Cardinal Health, Inc.	4,834	152
CIGNA Corp.	4,080	72
Coventry Health Care, Inc. *	2,050	27
Covidien Ltd.	6,594	219
DaVita, Inc. *	800	35
DENTSPLY International, Inc.	2,000	54
Express Scripts, Inc. *	3,364	155
Hospira, Inc. *	2,100	65
Humana, Inc. *	2,100	55
IMS Health, Inc.	2,600	32
Intuitive Surgical, Inc. *	500	48
Laboratory Corp. of America Holdings *	1,504	88
McKesson Corp.	3,716	130
Medco Health Solutions, Inc. *	6,676	276
Medtronic, Inc.	14,709	433
Patterson Cos., Inc. *	980	18
Quest Diagnostics, Inc.	1,960	93
St. Jude Medical, Inc. *	4,204	153
Stryker Corp.	3,260	111
Tenet Healthcare Corp. *	6,500	8
UnitedHealth Group, Inc.	15,910	333
Varian Medical Systems, Inc. *	1,000	30
WellPoint, Inc. *	6,836	260
Zimmer Holdings, Inc. *	2,984	109

		4,057
Household & Personal Products 3.0%
Avon Products, Inc.	5,116	98
Colgate-Palmolive Co.	6,470	381
Kimberly-Clark Corp.	5,526	255
The Clorox Co.	1,900	98
The Estee Lauder Cos., Inc., Class A	1,500	37
The Procter & Gamble Co.	39,493	1,860

		2,729
Insurance 2.1%
Aflac, Inc.	6,250	121
American International Group, Inc.	33,438	33
Aon Corp.	3,610	147
Assurant, Inc.	1,500	33
Cincinnati Financial Corp.	2,335	53
Genworth Financial, Inc., Class A	5,000	10
Lincoln National Corp.	3,662	25
Loews Corp.	3,788	84
Marsh & McLennan Cos., Inc.	7,000	142
MBIA, Inc. *	1,750	8
MetLife, Inc.	9,807	223
Principal Financial Group, Inc.	3,563	29
Prudential Financial, Inc.	6,070	116
The Allstate Corp.	7,440	143
The Chubb Corp.	4,740	201
The Hartford Financial Services Group, Inc.	3,930	31
The Progressive Corp. *	9,080	122
The Travelers Cos., Inc.	7,759	315
Torchmark Corp.	1,500	39
Unum Group	4,276	53
XL Capital Ltd., Class A	1,900	10

		1,938
Materials 3.2%
Air Products & Chemicals, Inc.	2,820	159
AK Steel Holding Corp.	1,125	8
Alcoa, Inc.	11,072	81
Allegheny Technologies, Inc.	1,270	28
Ashland, Inc.	965	10
Ball Corp.	1,200	52
Bemis Co., Inc.	1,400	29
CF Industries Holdings, Inc.	700	50
E.I. du Pont de Nemours & Co.	12,114	270
Eastman Chemical Co.	1,000	27
Ecolab, Inc.	2,104	73
Freeport-McMoRan Copper & Gold, Inc.	4,802	183

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
International Flavors & Fragrances, Inc.	1,000	30
International Paper Co.	6,498	46
MeadWestvaco Corp.	2,549	31
Monsanto Co.	7,050	586
Newmont Mining Corp.	5,446	244
Nucor Corp.	4,000	153
Owens-Illinois, Inc. *	2,200	32
Pactiv Corp. *	1,800	26
PPG Industries, Inc.	2,300	85
Praxair, Inc.	4,045	272
Rohm & Haas Co.	1,805	142
Sealed Air Corp.	2,428	34
Sigma-Aldrich Corp.	1,282	48
The Dow Chemical Co.	12,305	104
Titanium Metals Corp.	1,000	5
United States Steel Corp.	1,500	32
Vulcan Materials Co.	1,100	49
Weyerhaeuser Co.	2,800	77

		2,966
Media 2.4%
CBS Corp., Class B	9,880	38
Comcast Corp., Class A	37,813	516
Gannett Co., Inc.	2,960	7
Meredith Corp.	300	5
News Corp., Class A	30,574	202
Omnicom Group, Inc.	4,240	99
Scripps Networks Interactive, Class A	1,000	22
The DIRECTV Group, Inc. *	7,380	168
The Interpublic Group of Cos., Inc. *	4,997	21
The McGraw-Hill Cos., Inc.	4,330	99
The New York Times Co., Class A	1,700	8
The Walt Disney Co.	24,320	442
The Washington Post Co., Class B	30	11
Time Warner Cable, Inc.	4,009	99
Time Warner, Inc.	15,974	308
Viacom, Inc., Class B *	8,380	146

		2,191
Pharmaceuticals, Biotechnology & Life Sciences 10.7%
Abbott Laboratories	20,295	968
Allergan, Inc.	4,110	196
Amgen, Inc. *	13,864	686
Biogen Idec, Inc. *	3,850	202
Bristol-Myers Squibb Co.	26,340	577
Celgene Corp. *	6,050	269
Cephalon, Inc. *	900	61
Eli Lilly & Co.	13,320	445
Forest Laboratories, Inc. *	4,070	89
Genzyme Corp. *	3,600	214
Gilead Sciences, Inc. *	12,078	559
Johnson & Johnson	36,448	1,917
King Pharmaceuticals, Inc. *	3,466	24
Life Technologies Corp. *	1,439	47
Merck & Co., Inc.	27,730	742
Millipore Corp. *	500	29
Mylan, Inc. *	2,691	36
PerkinElmer, Inc.	1,700	22
Pfizer, Inc.	88,369	1,204
Schering-Plough Corp.	21,640	510
Teva Pharmaceutical Industries Ltd. ADR	909	41
Thermo Fisher Scientific, Inc. *	5,590	199
Waters Corp. *	1,400	52
Watson Pharmaceuticals, Inc. *	1,500	47
Wyeth	17,470	752

		9,888
Real Estate 0.7%
Apartment Investment & Management Co., Class A	1,877	10
AvalonBay Communities, Inc.	1,034	49
Boston Properties, Inc.	1,216	43
CB Richard Ellis Group, Inc., Class A *	2,300	9
Developers Diversified Realty Corp.	1,600	3
Equity Residential	3,500	64
General Growth Properties, Inc.	3,000	2
HCP, Inc.	2,800	50
Health Care REIT, Inc.	1,400	43
Host Hotels & Resorts, Inc.	6,500	26
Kimco Realty Corp.	2,710	21
Plum Creek Timber Co., Inc.	2,060	60
ProLogis	2,600	17
Public Storage	1,500	83
Simon Property Group, Inc.	2,866	99
Ventas, Inc.	1,900	43
Vornado Realty Trust	1,628	54

		676
Retailing 3.4%
Abercrombie & Fitch Co., Class A	500	12
Amazon.com, Inc. *	3,900	286
AutoNation, Inc. *	1,900	26
AutoZone, Inc. *	500	81
Bed Bath & Beyond, Inc. *	3,016	75
Best Buy Co., Inc.	4,725	179
Big Lots, Inc. *	1,400	29
Dillard’s, Inc., Class A	600	3
Expedia, Inc. *	2,600	24
Family Dollar Stores, Inc.	2,000	67
GameStop Corp., Class A *	2,000	56
Genuine Parts Co.	2,500	75
J.C. Penney Co., Inc.	2,900	58
Kohl’s Corp. *	4,110	174
Limited Brands, Inc.	3,908	34
Lowe’s Cos., Inc.	19,340	353
Macy’s, Inc.	5,922	53
Nordstrom, Inc.	2,850	48
O’Reilly Automotive, Inc. *	1,800	63
Office Depot, Inc. *	3,500	4
RadioShack Corp.	259	2
Sears Holdings Corp. *	875	40

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Staples, Inc.	9,150	166
Target Corp.	9,970	343
The Gap, Inc.	7,076	92
The Home Depot, Inc.	22,365	527
The Sherwin-Williams Co.	1,133	59
The TJX Cos., Inc.	5,810	149
Tiffany & Co.	1,126	24

		3,102
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	5,530	17
Altera Corp.	4,180	73
Analog Devices, Inc.	4,130	80
Applied Materials, Inc.	17,770	191
Broadcom Corp., Class A *	6,165	123
Intel Corp.	72,731	1,095
KLA-Tencor Corp.	2,700	54
Linear Technology Corp.	3,200	73
LSI Corp. *	5,410	16
MEMC Electronic Materials, Inc. *	2,900	48
Microchip Technology, Inc.	2,500	53
Micron Technology, Inc. *	8,800	36
National Semiconductor Corp.	3,400	35
Novellus Systems, Inc. *	1,600	27
NVIDIA Corp. *	7,200	71
Teradyne, Inc. *	2,100	9
Texas Instruments, Inc.	17,160	283
Xilinx, Inc.	3,800	73

		2,357
Software & Services 6.9%
Adobe Systems, Inc. *	7,400	158
Affiliated Computer Services, Inc., Class A *	1,191	57
Akamai Technologies, Inc. *	2,000	39
Autodesk, Inc. *	3,320	56
Automatic Data Processing, Inc.	6,873	242
BMC Software, Inc. *	2,560	84
CA, Inc.	5,344	94
Citrix Systems, Inc. *	2,360	53
Cognizant Technology Solutions Corp., Class A *	3,600	75
Computer Sciences Corp. *	2,100	77
Compuware Corp. *	3,750	25
Convergys Corp. *	1,354	11
eBay, Inc. *	14,588	183
Electronic Arts, Inc. *	4,058	74
Fidelity National Information Services, Inc.	2,000	36
Fiserv, Inc. *	2,260	82
Google, Inc., Class A *	3,177	1,106
Intuit, Inc. *	4,396	119
MasterCard, Inc., Class A	1,000	167
McAfee, Inc. *	2,000	67
Microsoft Corp.	100,468	1,846
Novell, Inc. *	5,200	22
Oracle Corp. *	51,180	925
Paychex, Inc.	4,450	114
Salesforce.com, Inc. *	1,054	35
Symantec Corp. *	11,441	171
Total System Services, Inc.	2,600	36
VeriSign, Inc. *	2,025	38
Western Union Co.	9,959	125
Yahoo!, Inc. *	18,000	231

		6,348
Technology Hardware & Equipment 8.5%
Agilent Technologies, Inc. *	5,167	79
Amphenol Corp., Class A	2,300	66
Apple, Inc. *	11,650	1,225
Ciena Corp. *	957	7
Cisco Systems, Inc. *	76,738	1,287
Corning, Inc.	19,950	265
Dell, Inc. *	23,192	220
EMC Corp. *	27,122	309
FLIR Systems, Inc. *	1,900	39
Harris Corp.	1,800	52
Hewlett-Packard Co.	32,263	1,034
International Business Machines Corp.	17,585	1,704
Jabil Circuit, Inc.	2,127	12
JDS Uniphase Corp. *	2,519	8
Juniper Networks, Inc. *	6,800	102
Lexmark International, Inc., Class A *	1,300	22
Molex, Inc.	1,800	25
Motorola, Inc.	29,835	126
NetApp, Inc. *	4,600	68
QLogic Corp. *	1,990	22
QUALCOMM, Inc.	21,490	836
SanDisk Corp. *	2,900	37
Sun Microsystems, Inc. *	11,450	84
Tellabs, Inc. *	5,630	26
Teradata Corp. *	2,400	39
Tyco Electronics Ltd.	6,294	70
Xerox Corp.	12,190	55

		7,819
Telecommunication Services 3.9%
American Tower Corp., Class A *	5,300	161
AT&T, Inc.	77,238	1,946
CenturyTel, Inc.	1,370	39
Embarq Corp.	1,877	71
Frontier Communications Corp.	4,298	31
Qwest Communications International, Inc.	19,896	68
Sprint Nextel Corp. *	37,759	135
Verizon Communications, Inc.	37,124	1,121
Windstream Corp.	5,335	43

		3,615
Transportation 2.0%
Burlington Northern Santa Fe Corp.	3,750	226
C.H. Robinson Worldwide, Inc.	2,200	100
CSX Corp.	5,320	138
Expeditors International of Washington, Inc.	2,500	71

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
FedEx Corp.	3,920	174
Norfolk Southern Corp.	5,100	172
Ryder System, Inc.	600	17
Southwest Airlines Co.	7,886	50
Union Pacific Corp.	6,780	279
United Parcel Service, Inc., Class B	13,415	660

		1,887
Utilities 4.3%
Allegheny Energy, Inc.	2,241	52
Ameren Corp.	2,800	65
American Electric Power Co., Inc.	5,370	136
CenterPoint Energy, Inc.	4,550	47
CMS Energy Corp.	2,960	35
Consolidated Edison, Inc.	3,650	145
Constellation Energy Group, Inc.	2,500	52
Dominion Resources, Inc.	7,740	240
DTE Energy Co.	2,200	61
Duke Energy Corp.	16,863	241
Dynegy, Inc., Class A *	4,295	6
Edison International	4,350	125
Entergy Corp.	2,527	172
EQT Corp.	1,700	53
Exelon Corp.	8,740	397
FirstEnergy Corp.	4,108	159
FPL Group, Inc.	5,450	276
Integrys Energy Group, Inc.	697	18
Nicor, Inc.	610	20
NiSource, Inc.	3,646	36
Northeast Utilities	2,000	43
Pepco Holdings, Inc.	2,850	36
PG&E Corp.	4,800	183
Pinnacle West Capital Corp.	1,350	36
PPL Corp.	5,010	144
Progress Energy, Inc.	3,480	126
Public Service Enterprise Group, Inc.	6,750	199
Questar Corp.	2,300	68
SCANA Corp.	1,600	49
Sempra Energy	3,291	152
Southern Co.	10,260	314
TECO Energy, Inc.	2,840	32
The AES Corp. *	8,950	52
Wisconsin Energy Corp.	1,550	64
Xcel Energy, Inc.	5,959	111

		3,945

Total Common Stock (Cost $104,186)		91,034

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 1.1% of net assets

Commercial Paper & Other Corporate Obligations 1.0%
Citibank, London Time Deposit 0.08%, 04/01/09	906	906
U.S. Treasury Bills 0.1%
U.S. Treasury Bills
0.09%, 06/18/09 (b)	2	2
0.10%, 06/18/09 (b)	49	49
0.14%, 06/18/09 (b)	50	50

		101

Total Short-Term Investments (Cost $1,007)		1,007

End of Investments.

	Number of	Value
Security	Shares	($ x 1,000)
Collateral Invested for Securities on Loan 0.1% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	48,168	48
End of collateral invested for securities on loan.
(All dollar amounts are x 1,000.)
At 03/31/09, the tax basis cost of the fund’s investments was $107,893 and the unrealized appreciation and depreciation were $19,558 and ($35,410), respectively, with a net unrealized depreciation of ($15,852).

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	All or a portion of this security is on loan.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
In addition to the above, the fund held the following at 03/31/09. All numbers x 1,000 except number of contracts.

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contract

S & P 500 Index, e-mini, Long, expires 06/19/09	20	795	(13)
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$91,034
Level 2 - Other Significant Observable Inputs	1,007
Level 3 - Significant Unobservable Inputs	—

Total	$92,041

*	Other Financial Instruments include future contract of ($13).
REG47715MAR09

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Annuity Portfolios

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer
Date: 5/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer
Date: 5/15/2009

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: 5/15/2009